Significant Contingencies and Unrecognized Contract Commitments - Additional Information (Detail) $ in Millions, ¥ in Billions, $ in Billions	Oct. 22, 2020 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of contingent liabilities [line items]
Litigations and customs tax guarantee		$ 1.6
Patent license agreements and development contracts of intellectual property, contract amount		3.7
Royalties and development fees not yet recognized		1.0
Construction contracts, amount		1.1
Construction contracts not yet recognized		0.5
Loss from fine due to indictment	$ 60
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member]
Disclosure of contingent liabilities [line items]
Amount of investment in subsidiaries | ¥			¥ 8.3
Financial liability recognized in other noncurrent liabilities for the purchase from the other investors of their investments | ¥			¥ 4.9
Machinery and equipment [member]
Disclosure of contingent liabilities [line items]
Amounts available under unused letters of credit for importing machinery and equipment		$ 0.6